Provisions - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Disclosure of provision matrix [line items]
Decommissioning liability, inflation factor rate	2.00%	2.00%
Decommissioning liability, credit-adjusted rate	9.00%	9.00%
Decommissioning liability, expected useful life | yr	50
Decommissioning liability	$ 121.6	$ 70.5	$ 100.1
Office lease provision, credit-adjusted discount rate	6.50%	6.50%
Decommissioning liability on undiscounted uninflated basis [member]
Disclosure of provision matrix [line items]
Decommissioning liability	$ 594.6	$ 596.6